Segmented Information - Schedule of Aggregates External Revenues by Customer (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue from External Customer [Line Items]
Sales	$ 37,840	$ 36,242
General Motors [Member]
Revenue from External Customer [Line Items]
Sales	5,903	4,884
BMW [Member]
Revenue from External Customer [Line Items]
Sales	5,243	5,680
Daimler AG [Member]
Revenue from External Customer [Line Items]
Sales	4,953	5,032
Ford Motor Company [Member]
Revenue from External Customer [Line Items]
Sales	4,904	4,205
Volkswagen [Member]
Revenue from External Customer [Line Items]
Sales	3,872	3,717
Other Customers [Member]
Revenue from External Customer [Line Items]
Sales	7,952	8,041
Stellantis [Member]
Revenue from External Customer [Line Items]
Sales	$ 5,013	$ 4,683